Expense Example - Class K - BlackRock GNMA Portfolio - Class K Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	$ 667